Schedule of Investments
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.66%
Belgium–1.36%
Anheuser-Busch InBev S.A./N.V.	731,588	$52,661,905
Brazil–0.81%
MercadoLibre, Inc.(a)	14,684	31,538,148
Canada–4.76%
Alimentation Couche-Tard, Inc.	922,972	48,017,726
Dollarama, Inc.	701,558	94,544,041
Shopify, Inc., Class A(a)	316,188	41,493,351
		184,055,118
China–8.02%
Alibaba Group Holding Ltd., ADR(b)	677,843	114,935,059
Contemporary Amperex Technology Co. Ltd.	791,600	49,393,857
Tencent Holdings Ltd.	1,900,100	146,045,107
		310,374,023
Denmark–0.99%
Orsted A/S(a)(c)	1,704,596	38,345,329
France–13.29%
Airbus SE	298,900	68,433,074
EssilorLuxottica S.A.	114,764	35,082,878
Hermes International S.C.A.	21,678	52,157,220
L’Oreal S.A.	112,156	51,528,842
LVMH Moet Hennessy Louis Vuitton SE	105,258	67,933,963
Sartorius Stedim Biotech	447,631	100,031,125
Schneider Electric SE	224,067	64,240,420
Societe Generale S.A.	851,179	74,588,335
		513,995,857
Germany–4.77%
Allianz SE	95,108	41,878,107
SAP SE	207,801	41,512,067
Siemens AG	334,221	101,045,074
		184,435,248
Guernsey–0.81%
Super Group (SGHC) Ltd.	3,304,514	31,293,748
India–5.10%
Dr Lal PathLabs Ltd.(c)	3,910,321	59,982,897
ICICI Bank Ltd.	3,433,039	50,611,993
Reliance Industries Ltd.	5,712,637	86,803,073
		197,397,963
Ireland–0.83%
Flutter Entertainment PLC(a)(b)	194,060	31,947,935
Italy–2.05%
FinecoBank Banca Fineco S.p.A.	1,917,195	50,825,285
Ryanair Holdings PLC	842,265	28,585,915
		79,411,200
Japan–9.60%
Daikin Industries Ltd.	420,400	50,376,691
Shares		Value
Japan–(continued)
Hitachi Ltd.	2,155,400	$74,792,613
Hoya Corp.	395,410	66,332,328
Keyence Corp.	121,684	44,641,037
Mitsubishi UFJ Financial Group, Inc.(b)	4,018,400	72,774,647
Nintendo Co. Ltd.	675,600	41,836,872
OBIC Business Consultants Co. Ltd.	467,100	20,691,626
		371,445,814
Netherlands–5.47%
argenx SE, ADR(a)	31,655	26,606,027
ASML Holding N.V.	85,555	122,677,760
Universal Music Group N.V.	2,539,082	62,252,042
		211,535,829
South Korea–1.37%
Samsung Electronics Co. Ltd.	478,853	52,901,147
Spain–1.38%
Banco Santander S.A.	4,170,083	53,243,881
Switzerland–5.12%
Lonza Group AG	128,499	87,308,650
Sika AG	207,127	39,745,698
Straumann Holding AG(a)	590,718	71,045,484
		198,099,832
Taiwan–6.72%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,702,000	260,001,337
United Kingdom–13.00%
AstraZeneca PLC	417,221	77,734,164
BAE Systems PLC	4,570,913	124,086,296
Compass Group PLC	2,279,054	68,338,423
HSBC Holdings PLC	3,766,367	66,442,200
RELX PLC	1,122,209	39,784,572
Rightmove PLC	5,640,265	38,181,242
RS Group PLC	5,634,755	51,741,475
Trainline PLC(a)(c)	13,045,516	36,560,512
		502,868,884
United States–13.21%
Accenture PLC, Class A	194,967	51,401,100
ARM Holdings PLC, ADR(a)(b)	59,139	6,230,885
Booking Holdings, Inc.	10,690	53,469,670
EPAM Systems, Inc.(a)	513,534	107,123,192
Experian PLC	1,039,682	39,377,681
Ferguson Enterprises, Inc.	296,209	75,195,601
Illumina, Inc.(a)(b)	552,003	79,935,554
ResMed, Inc.(b)	380,066	98,174,849
		510,908,532
Total Common Stocks & Other Equity Interests (Cost $2,328,852,185)		3,816,461,730
Money Market Funds–0.79%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e)	10,741,053	10,741,053
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.57%(d)(e)	19,947,669	$19,947,669
Total Money Market Funds (Cost $30,688,722)		30,688,722
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.45% (Cost $2,359,540,907)		3,847,150,452
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.00%
Invesco Private Government Fund, 3.65%(d)(e)(f)	29,949,615	29,949,615
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.80%(d)(e)(f)	124,810,681	$124,848,124
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $154,797,739)		154,797,739
TOTAL INVESTMENTS IN SECURITIES—103.45% (Cost $2,514,338,646)		4,001,948,191
OTHER ASSETS LESS LIABILITIES–(3.45)%		(133,524,736)
NET ASSETS–100.00%		$3,868,423,455
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $134,888,738, which represented 3.49% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$42,240,747	$(31,499,694)	$-	$-	$10,741,053	$12,045
Invesco Treasury Portfolio, Institutional Class	-	78,447,101	(58,499,432)	-	-	19,947,669	22,336
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	64,824,931	125,777,334	(160,652,650)	-	-	29,949,615	547,265*
Invesco Private Prime Fund	189,576,221	277,506,410	(342,234,507)	9,502	(9,502)	124,848,124	1,493,422*
Total	$254,401,152	$523,971,592	$(592,886,283)	$9,502	$(9,502)	$185,486,461	$2,075,068

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$—	$52,661,905	$—	$52,661,905
Brazil	31,538,148	—	—	31,538,148
Canada	184,055,118	—	—	184,055,118
China	114,935,059	195,438,964	—	310,374,023
Denmark	—	38,345,329	—	38,345,329
France	—	513,995,857	—	513,995,857
Germany	—	184,435,248	—	184,435,248
Guernsey	31,293,748	—	—	31,293,748
India	—	197,397,963	—	197,397,963
Ireland	—	31,947,935	—	31,947,935
Italy	—	79,411,200	—	79,411,200
Japan	—	371,445,814	—	371,445,814
Netherlands	26,606,027	184,929,802	—	211,535,829
South Korea	—	52,901,147	—	52,901,147
Spain	—	53,243,881	—	53,243,881
Switzerland	—	198,099,832	—	198,099,832
Taiwan	—	260,001,337	—	260,001,337
United Kingdom	—	502,868,884	—	502,868,884
United States	396,335,250	114,573,282	—	510,908,532
Money Market Funds	30,688,722	154,797,739	—	185,486,461
Total Investments	$815,452,072	$3,186,496,119	$—	$4,001,948,191
Invesco International Growth Fund